Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Reconciliations of the Statutory Income Tax Rate

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Years Ended December 31,
	2024	2023	2022
United States income tax rate	21.00%	21.00%	21.00%
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	0.00%	0.00%	8.50%
Effect of additional deduction on R&D expense and salary for disabled workers	0.00%	0.00%	0.00%
Effect of expenses not deductible for tax purposes	0.00%	0.00%	-17.41%
Valuation allowance recognized with respect to the loss in subsidiaries	-37.50%	-37.50%	-28.59%
Other	-0.00%	-0.00%	0.00%
Total	-%	-%	-%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities as of December 31, 2024 and 2023 are composed of the following:

As of December 31,
	2024	2023
Deferred tax assets, non-current
Net operating loss carrying forward	$-	$-
Total deferred tax assets
Valuation allowance	-	-
Total deferred tax assets	$-	$-